Related party balances and transactions	12 Months Ended
Dec. 31, 2024
Related party balances and transactions
Related party balances and transactions

24.         Related party balances and transactions

a.	Advance payments for construction to related parties are as follows:

	December 31,
	2024		2023		2022
VCD Construcción y Desarrollo, S.A.P.I. de C. V.	Ps.	2,952	Ps.	2,899	Ps.	1,872
MVD 1994 Real State Construction S.R.L. de C.V.		16,136		11,466		4,436
VCD Inmobiliaria y Construcción, S. A. P. I. de C.V.		1,188		29,308		3,294
	Ps.	20,276	Ps.	43,673	Ps.	9,602

b.	The accounts payable with related parties are as follows:

	December 31,
Short-term accounts payable	2024		2023		2022
Servicios de Tecnología Aeroportuaria, S.A. de C.V.	Ps.	183,539	Ps.	186,971	Ps.	123,905
Operadora Nacional Hispana, S.A. de C.V.		2,942		5,906		5,100
VCD Construcción y Desarrollo, S.A.P.I. de C.V.		2,895		2,767		3,157
GGA Capital, S.A.P.I. de C.V. (1)		149,695		247,695		149,695
VCD Inmobiliaria y Construcción, S.A.P.I. de C.V.		5,740		819		3,864
Grupo Hotelero Santa Fe, S. A. de C. V.		1,019		635		758
MVD 1994 Real Estate Construction, S.R.L. de C.V.		4,246		8,140		—
	Ps.	350,076	Ps.	452,933	Ps.	286,479

	December 31,
Long term accounts payable:	2024	2023	2022
GGA Capital, S.A.P.I. de C.V. (2)	$220,500	$-	$-

(1)	The short-term balance payable to GGA Capital, S.A.P.I. of C.V. for Ps. 149,695, Ps. 247,695 and Ps. 149,695 corresponds to short term loans of OMA VYNMSA Aeroindustrial Park S.A. de C.V. as of December 31, 2024, 2023 and 2022, respectively. Loans generated interest at a 91-day TIIE rate plus 3.20 percentage points, the interest rate was 10.6327%, 15.725% and 11.7249%, respectively.
(2)	The long-term balance payable with GGA Capital, S.A.P.I. de C.V. for $220,500, corresponds to a loan payable from OMA VYNMSA Aeroindustrial Park S.A. de C.V. as of December 31, 2024. The loan generated interest at a 91-day TIIE rate plus 3.20 percentage points, the interest rate was 13.832%.

c.	The principal transactions with related parties performed in the normal course of business, are as follows:

	Year ended December 31,
	2024		2023		2022
Capital Expenditures:
Industrial warehouse	Ps.	311,317	Ps.	130,079	Ps.	52,550
Expenses:
Payments from technical assistance received		235,499		237,896		177,667
Administrative services		66,108		50,300		24,834
Improvements to concessioned assets:
Terminal building		304		—		1,083,039

Compensation to directors and officers comprising the Board of Directors, Audit Committee, Corporate Practices Committee, Finance, Planning and Sustainability were Ps.4,376, Ps.6,974, and Ps.15,738 for 2024, 2023, and 2022, respectively.

Employee Benefits – Employee benefits granted to key management personnel of the Company were comprised solely of short-term benefits of Ps.103,531, Ps.101,166 and Ps.149,585 in 2024, 2023 and 2022, respectively.

Technical Assistance – On December 14, 2020, a Third Amending Agreement to the Technical Assistance and Technology Transfer Agreement with SETA was signed with a term through December 31, 2021, and automatic annual renewals thereafter from 2022.

The annual consideration under the amendment is the greater of U.S. $ 3,766 (thousand), (updated annually according to the U.S. consumer price index) and 3% of the Company’s consolidated EBITDA before payment of the technical assistance fee. For purposes of this calculation, consolidated EBITDA before technical assistance considers exclusively airport concessions and companies that directly or indirectly provide employee services to airports.

In 2024, 2023 and 2022 the variable part of the consideration for this concept was greater than the fixed part of US$4,144 (thousand), US$4,009 (thousand) and US$3,766 (thousand), respectively.

Pursuant to the Company’s bylaws, SETA (as holder of the Company’s Series “BB” shares) has the ability to appoint and remove the Company’s Chief Financial Officer, Chief Operating Officer and Commercial Director, the right to elect three members of the Company’s board of directors, and the right to veto certain actions requiring approval of the Company’s shareholders (including the payment of dividends and the right to appoint certain members of senior management). In the event of the termination of the technical assistance agreement, the Series “BB” shares will be converted into Series “B” shares resulting in the termination of these rights.

If at any time after June 14, 2015, SETA were to hold less than 7.65% of the Company’s capital stock in the form of Series “BB” shares, such shares must be converted into Series “B” shares, which would cause SETA to lose all of its special rights. So long as SETA retains at least 7.65% of the Company’s capital stock in form of Series “BB” shares, all its special rights will remain in force.

As of December 31, 2024, SETA holds 12.9% of GACN’s outstanding capital stock in the form of series “BB” shares and, additionally holds 1.9% in the form of Series “B” shares.